Total
FlexShares STOXX Global ESG Impact Index Fund
FlexShares® STOXX® Global ESG Impact Index Fund
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the STOXX® Global ESG Impact IndexSM (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FlexShares STOXX Global ESG Impact Index Fund FlexShares STOXX Global ESG Impact Index Fund
Management Fees	0.42%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.42%
[1]	Northern Trust Investments, Inc. (“NTI” or the “Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.42%. This contractual limitation may not be terminated before March 1, 2021 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	FlexShares STOXX Global ESG Impact Index Fund FlexShares STOXX Global ESG Impact Index Fund USD ($)
1 Year	$ 43
3 Years	137
5 Years	240
10 Years	$ 541

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, possess greater exposure to environmental, social and governance (“ESG”) characteristics relative to the STOXX® Global 1800 Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of companies incorporated in the U.S. or in developed international markets. The Underlying Index seeks to display enhanced ESG and risk-return characteristics relative to a broad global large-cap equity market by featuring ESG-related key-performance indicators (“KPIs”), as determined by STOXX Ltd. (the “Index Provider”).

To derive the Underlying Index, the Index Provider eliminates companies that (i) do not adhere to the United Nations Global Compact principles, (ii) are involved in controversial weapons or (iii) engage in coal mining. The Index Provider then scores all remaining companies based on a select group of KPIs and ranks each company according to their respective aggregate ESG score. The lowest-scoring half of these companies within each industry is then dropped from the Underlying Index. The weights of the remaining constituents are then adjusted so that higher scoring ESG companies are assigned greater weights compared to the Parent Index. Component weightings may also be adjusted to ensure that the weight representation of each country in the Underlying Index does not vary from that in the STOXX® Global 1800 Index by more than +/-1 percentage point and that the weight of a single company is less than 5% at the time of each index rebalancing or reconstitution. As of December 31, 2019, the Underlying Index consisted of 883 companies with market capitalizations ranging from $1.2 billion to $1.3 trillion. As of the same date the top five countries (by weighting) represented in the Underlying Index were the United States (58.6%), Japan (8.9%), Great Britain (6.9%), France (5.0%), and Switzerland (4.3%). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions and is reconstituted on a quarterly basis. The composition of the Underlying Index will change over time.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index. The Fund may enter into forward foreign currency exchange contracts in order to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The Fund does not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of its assets that are denominated in a foreign currency.

The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ESG Investment Risk is the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments. In addition, companies selected by the Index Provider may not exhibit positive or favorable ESG characteristics.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.

Large Cap Risk is the risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, tariffs and trade disputes and adverse economic, political, diplomatic, environmental, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are significantly invested in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region. For example, in January 2020 the United Kingdom withdrew from the European Union (known as “Brexit”), which may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

Currency Risk is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

U.S. Issuer Risk is the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Information Technology Sector Risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. Technology companies may also be susceptible to heightened risk of cybersecurity breaches that may affect their security prices.

Market Risk is the risk that the value of the Fund's investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities market or adverse investor sentiment. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund’s performance may vary from the performance of the Underlying Index for a number of reasons including that the Fund incurs operating expenses that the Underlying Index does not. In addition, the Fund employs a representative sampling strategy, and therefore, may incur tracking error to a greater extent than a fund that seeks to replicate an index. The representative sampling strategy used by NTI may fail to produce the intended results.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened because of its investments in non-U.S. securities.

Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Concentration Risk is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Cyber Security and Operational Risk is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, index providers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations.

Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Fund Performance
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting www.flexshares.com.
Calendar Year Total Returns

For the periods in the bar chart above: Best Quarter (3/31/2019): 11.95% Worst Quarter (12/31/2018): -13.76%
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - FlexShares STOXX Global ESG Impact Index Fund		One Year	Since Inception of Fund	Inception Date of Fund
FlexShares STOXX Global ESG Impact Index Fund		29.27%	13.16%	Jul. 13, 2016
FlexShares STOXX Global ESG Impact Index Fund | After Taxes on Distributions		28.62%	12.63%
FlexShares STOXX Global ESG Impact Index Fund | After Taxes on Distributions and Sale of Shares		17.72%	10.28%
STOXX ® Global ESG Impact Index℠	[1]	29.45%	13.16%
[1]	Reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.